Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
19.	SUBSEQUENT EVENTS

On January 18, 2018 the Company received approval for the listing of its common shares on the NYSE, which began trading on the NYSE under the symbol “LAC” on January 25, 2018.

On February 7, 2018 the Company filed a final short form base shelf prospectus in each province of Canada, other than the Province of Quebec, to qualify the distribution, from time to time over a 25-month period of up to US$500 million of the Company’s debt and equity securities. The Company also filed a corresponding shelf registration statement with the SEC on Form F-10 under the Multijurisdictional Disclosure System.